                             VOYAGEUR INSURED FUNDS
                         Delaware Tax-Free Arizona Fund
               (formerly, Delaware Tax-Free Arizona Insured Fund)

                      VOYAGEUR INTERMEDIATE TAX FREE FUNDS
                  Delaware Tax-Free Minnesota Intermediate Fund

                              VOYAGEUR MUTUAL FUNDS
                Delaware Minnesota High-Yield Municipal Bond Fund
                        Delaware Tax-Free California Fund
                          Delaware Tax-Free Idaho Fund
                         Delaware Tax-Free New York Fund

                            VOYAGEUR MUTUAL FUNDS II
                         Delaware Tax-Free Colorado Fund

                             VOYAGEUR TAX-FREE FUNDS
                        Delaware Tax-Free Minnesota Fund

                 (each, a "Fund" and collectively, the "Funds")

          Supplement to the Funds' Statement of Additional Information
                              dated January 3, 2007

On August 16, 2007, the Boards of Trustees of Voyageur  Insured Funds,  Voyageur
Intermediate  Tax Free Funds,  Voyageur Mutual Funds,  Voyageur Mutual Funds II,
and Voyageur  Tax-Free Funds  unanimously voted to approve changes to the Funds'
investment  strategies  and policies to permit  investments  of up to 15% of the
Funds' net assets in credit default swaps.

All new or revised  investment  authority is effective 60 days after the date of this Supplement.

The  following  is added to the  section  entitled  "Investment  Strategies  and
Risks":

Credit Default Swaps

     A Fund may enter into credit  default swap ("CDS")  contracts to the extent consistent with its investment  objectives and  strategies.  A CDS contract is a risk-transfer  instrument (in the form of a derivative  security)  through which one party (the  "purchaser  of  protection")  transfers  to  another  party (the
"seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular  reference  security or basket of securities (such as an  index).  In  exchange  for  the  protection  offered  by  the  seller  of protection, the purchaser of protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of  protection  of the  reference  security or  securities.  The benefit for the seller of  protection  is the premium  income it receives.  A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its  holdings  (i.e.,  to reduce risk when the Fund owns or has exposure to such securities).  A Fund also might use CDS contracts to create or vary exposure to securities or markets or as a tax management tool.

     CDS transactions may involve general market, illiquidity, counterparty, and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events affecting the underlying securities. In addition, the CDS market for  municipal  securities  is less mature than the CDS market for taxable fixed income  securities.  The aggregate  notional  amount  (typically,  the principal amount of the reference  security or securities) of a Fund's  investments in the
CDS contracts will be limited to 15% of its total net assets when we are selling protection  on a security or  purchasing  protection on a security that the Fund does not own. As the purchaser or seller of  protection,  a Fund may be required to segregate cash or other liquid assets to cover its obligations  under certain
CDS contracts.

     Where a Fund is a purchaser of  protection,  it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the CDS. To the extent that a Fund, as a purchaser of  protection,  may be required in the event of a credit  default to deliver to the  counterparty:  (1)
the reference  security (or basket of securities);  (2) a security (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities);  or (3) the negotiated  monetary value of the obligation,  the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the  reference  security (or basket of  securities),  the Fund will designate  on its books and  records  cash or liquid  securities  sufficient  to satisfy the  potential  obligation.  To the extent that the Fund, as a seller of protection,  may be required in the event of a credit  default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its  books  and  records  cash or  liquid  securities  sufficient  to cover  the obligation.  If the CDS  permits a Fund to offset its  obligations  against  the obligations of the counterparty under the CDS, then the Fund will only designate on its  books and  records  cash or liquid  securities  sufficient  to cover the
Fund's  net  obligation  to the  counterparty,  if  any.  All  cash  and  liquid securities  designated  by a Fund to cover  its  obligations  under  CDS will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract,  a Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of securities) to the counterparty in the event of a default,  bankruptcy,  failure to pay,  obligation  acceleration,  modified  restructuring or agreed upon event
(each of these events is a "Credit  Event").  If a Credit Event  occurs,  a Fund generally  would  receive the security or  securities  to which the Credit Event relates in return for the payment to the  purchaser  of the par value.  Provided that no Credit  Event  occurs,  a Fund would  receive  from the  counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the
CDS contract, a Fund would have no delivery requirement or payment obligation to the  purchaser of  protection.  As the seller of  protection,  a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell  protection in a CDS contract if it cannot  otherwise hold the security
(or basket of securities).

     As the  purchaser  of  protection  in a CDS  contract,  a Fund  would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to the Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by a Fund to terminate the CDS contract.

     A  significant  risk in CDS  transactions  is the  creditworthiness  of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund's potential loss is the agreed  upon  periodic  stream of  payments  from the  purchaser  of protection.  If  there  is a  default  by a  counterparty  that is a  seller  of protection, the Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of  protection  if a Credit Event should occur.  CDS  contracts do not involve the delivery of collateral to support each party's  obligations;  therefore,  a Fund will only  have  contractual  remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy,  there is no guarantee  that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency.
A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

                Please keep this Supplement for future reference.

This Supplement is dated August 24, 2007.